BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Purchase price allocation of the assets acquired and the liabilities (Details) - Acquisition of Guanghan Data Center Co., Ltd.
$ in Thousands
Dec. 09, 2024 USD ($)
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Current assets	$ 201
Acquired intangible assets	10,451
Property and equipment	3,623
Long-term prepayments and other non-current assets	25,300
Total identifiable assets acquired	39,575
Unfavorable contract	(5,825)
Other current liabilities	(52)
Total identifiable liabilities assumed	(5,877)
Net identifiable assets acquired	33,698
Non-controlling interests	(10,041)
Total purchase consideration	$ 23,657
Amortization Years	41 years